Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 235,149	$ 157,357
Cost of revenues	111,947	252,607
Amortization of intangible assets	214,216	237,214
Gross loss	91,014	332,464
Operating expenses:
Research and development	445,362	540,652
Less - research and development grants	(114,615)	(106,442)
Research and development, net	330,747	434,210
Sales and marketing	395,228	284,377
General and administrative	575,073	618,787
Total operating expenses	1,301,048	1,337,374
Operating loss	1,392,062	1,669,838
Financial (income) expenses, net	836,238	(668,157)
Net loss	$ 2,228,300	$ 1,001,681
Net loss per ordinary share:
Basic and diluted net loss per ordinary share	$ 0.09	$ 0.04
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	23,637,768	22,333,633